Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Goodwill	€ 23,775	€ 23,113	€ 24,192
Other intangible assets	15,098	14,946	14,940
Property, plant and equipment	33,193	31,640	30,484
Right-of-use assets	8,175	7,936	7,702
Interests in associates and joint ventures	1,491	1,486	1,440
Non-current financial assets related to Mobile Financial Services activities	297	656	900
Non-current financial assets	1,036	977	950
Non-current derivatives assets	956	1,458	683
Other non-current assets	192	216	254
Deferred tax assets	598	421	692
Total non-current assets	84,811	82,847	82,236
Inventories	1,152	1,048	952
Trade receivables	6,013	6,305	6,029
Other customer contract assets	1,795	1,570	1,460
Current financial assets related to Mobile Financial Services activities	3,184	2,742	2,381
Current financial assets	2,713	4,541	2,313
Current derivatives assets	37	112	7
Other current assets	2,388	2,217	1,875
Operating taxes and levies receivables	1,233	1,265	1,163
Current taxes assets	240	149	181
Prepaid expenses	868	851	851
Cash and cash equivalents	5,618	6,004	8,621
Total current assets	25,241	26,803	25,834
Total assets	110,052	109,650	108,071
Equity and liabilities
Share capital	10,640	10,640	10,640
Share premiums and statutory reserve	16,859	16,859	16,859
Subordinated notes	4,950	4,950	5,497
Retained earnings	(625)	(666)	(656)
Equity attributable to the owners of the parent company	31,825	31,784	32,341
Non-controlling interests	3,274	3,172	3,020
Total equity	35,098	34,956	35,361
Non-current financial liabilities	30,535	31,930	31,922
Non-current derivatives liabilities	225	397	220
Non-current lease liabilities	7,099	6,901	6,696
Non-current fixed assets payables	1,608	1,480	1,370
Non-current financial liabilities related to Mobile Financial Services activities	73	82	0
Non-current employee benefits	2,551	2,567	2,798
Non-current dismantling provisions	698	670	876
Non-current restructuring provisions	196	43	61
Other non-current liabilities	299	276	306
Deferred tax liabilities	1,143	1,124	1,185
Total non-current liabilities	44,427	45,471	45,434
Current financial liabilities	5,451	4,702	3,421
Current derivatives liabilities	40	51	124
Current lease liabilities	1,469	1,509	1,369
Current fixed assets payables	2,926	3,101	3,111
Trade payables	7,042	7,067	6,738
Customer contract liabilities	2,717	2,579	2,512
Current financial liabilities related to Mobile Financial Services activities	3,073	3,034	3,161
Current employee benefits	2,632	2,418	2,316
Current dismantling provisions	40	26	21
Current restructuring provisions	281	119	124
Other current liabilities	2,779	2,526	2,338
Operating taxes and levies payables	1,483	1,405	1,436
Current taxes payables	460	538	425
Deferred income	135	149	180
Total current liabilities	30,526	29,223	27,276
Total equity and liabilities	€ 110,052	€ 109,650	€ 108,071